October 5, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

   Re: Managers AMG Funds File
Nos. 333-84639; 811-09521

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that:

(1)     the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A; and

(2)     the text of Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 1, 2004 with an effective date of October 1, 2004.

Very truly yours,

Managers AMG Funds

By: /s/ Donald S. Rumery Donald S. Rumery Treasurer

   cc: John M. Ganley, Staff Examiner
         Securities and Exchange Commission

   Philip H. Newman, Esquire
         Goodwin Procter LLP